UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GCP Capital Partners LLC
Address: 300 Park Avenue, 23rd Floor
         New York, NY 10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: V. Frank Pottow
Title: Vice President
Phone: 212-389-1515
Signature, Place, and Date of Signing:

          /s/ V. Frank Pottow             New York, NY     February 14, 2013
-------------------------------------- ------------------- -----------------
              [Signature]               [City, State]            [Date]
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: 0


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                                        FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            1
                                        ---------------------
Form 13F Information Table Entry Total:       1
                                        ---------------------
Form 13F Information Table Value Total:       $ 348,242
                                        ---------------------
                                              (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number            Name
1       -                               Metalmark Management II LLC
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        -
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        -
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        -
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
                                                 FORM 13F INFORMATION TABLE

   COLUMN 1             COLUMN 2     COLUMN 3    COLUMN 4          COLUMN 5   COLUMN 6   COLUMN 7                  COLUMN 8
                                                   VALUE   SHRS OR    SH/  PUT/  INVESTMENT     OTHER          VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT    PRN  CALL  DISCRETION     MANAGERS  SOLE    SHARED NONE
-------------------------------------------------------------------------------------------------------------------------------
PACIFIC COAST OIL TR    UNIT BEN INT   694103102  348,242  20,083,158  SH        Shared-Other       1                Shared
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